SHAREHOLDERS' EQUITY (Details Textual) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common Stock, Shares Authorized	500,000,000	500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Issued	0	0		0
Common Stock, Shares, Outstanding	0	0		0
GP Investments Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100,000,000	20,000,000		20,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Common Stock, Shares Authorized	1,000,000,000	400,000,000		400,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Issued	5,726,251	5,649,918		5,320,250
Common Stock, Shares, Outstanding	5,649,918	5,649,918		5,320,250
Common Stock, Other Shares, Outstanding	14,283,525	15,912,582	16,016,030	16,242,250